CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY/(DEFICIT) - USD ($)		Total	Common Stock	Treasury Stock	Additional Paid-in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Caesars Stockholders' Equity	Noncontrolling Interest	Caesars Entertainment Operating Company [Member]	Caesars Entertainment Operating Company [Member] Noncontrolling Interest
Beginning balance at Dec. 31, 2013		$ (1,904,000,000)	$ 1,000,000	$ (16,000,000)	$ 7,231,000,000	$ (10,321,000,000)	$ (17,000,000)	$ (3,122,000,000)	$ 1,218,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) attributable to Caesars		(2,783,000,000)	0	0	0	(2,783,000,000)	0	(2,783,000,000)
Net income/(loss) attributable to noncontrolling interests		83,000,000							(83,000,000)
Net income/(loss)		(2,866,000,000)
Share-based compensation		29,000,000	0	(3,000,000)	32,000,000	0	0	29,000,000	0
Stock Issued During Period, Value, Other	[1]	136,000,000	0	0	136,000,000	0	0	136,000,000	0
Other comprehensive loss, net of income taxes		(2,000,000)	0	0	0	0	(2,000,000)	(2,000,000)	0
Decrease in noncontrolling interests, net of distributions and contributions	[2]	(160,000,000)	0	0	0	0	0	0	(160,000,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	[3]	14,000,000	0	0	754,000,000	0	4,000,000	758,000,000	(744,000,000)
Other		11,000,000	0	0	(13,000,000)	0	0	(13,000,000)	24,000,000
Ending balance at Dec. 31, 2014		(4,742,000,000)	1,000,000	(19,000,000)	8,140,000,000	(13,104,000,000)	(15,000,000)	(4,997,000,000)	255,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss) attributable to Caesars		5,920,000,000	0	0	0	5,920,000,000	0	5,920,000,000		$ 76,000,000
Net income/(loss) attributable to noncontrolling interests		(132,000,000)							132,000,000
Net income/(loss)		6,052,000,000
Share-based compensation		48,000,000	0	(2,000,000)	50,000,000	0	0	48,000,000	0
Other comprehensive loss, net of income taxes		0
Noncontrolling Interest, Decrease from Deconsolidation		870,000,000	0	0	0	0	16,000,000	16,000,000	854,000,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(10,000,000)	0	0	0	0	0	0	(10,000,000)
Other		15,000,000	0	0	0	0	0	0	15,000,000
Ending balance at Dec. 31, 2015		$ 2,233,000,000	1,000,000	(21,000,000)	8,190,000,000	(7,184,000,000)	1,000,000	987,000,000	1,246,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		7,000,000
Sale of Stock, Number of Shares Issued in Transaction										68,100
Stock Issued During Period, Shares, Issued for Services										86,936
Other Noncontrolling Interests											$ 869,000,000
Other Noncontrolling Interest Allocation From Sale Of Stock											$ 744,000,000
Net income/(loss) attributable to Caesars		$ (3,569,000,000)	0	0	0	(3,569,000,000)	0	(3,569,000,000)
Net income/(loss) attributable to noncontrolling interests		(822,000,000)							822,000,000
Net income/(loss)		(2,747,000,000)
Share-based compensation		40,000,000	0	0	40,000,000	0	0	40,000,000	0
Share-based compensation | Adjustments for New Accounting Pronouncement [Member]	[4]	0	0	0	1,000,000	(1,000,000)	0	0	0
Other comprehensive loss, net of income taxes		(2,000,000)	0	0	0	0	(2,000,000)	(2,000,000)	0
Noncontrolling Interest, Decrease from Deconsolidation		(626,000,000)	0	0	(626,000,000)	0	0	(626,000,000)	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(309,000,000)	0	0	0	0	0	0	(309,000,000)
Other		(7,000,000)	0	(8,000,000)	0	1,000,000	0	(7,000,000)	0
Ending balance at Dec. 31, 2016		$ (1,418,000,000)	$ 1,000,000	$ (29,000,000)	$ 7,605,000,000	$ (10,753,000,000)	$ (1,000,000)	$ (3,177,000,000)	$ 1,759,000,000

[1]	We issued and sold 7 million shares in 2014
[2]	See Note 2.
[3]	In 2014, we sold 68,100 of CEC’s shares of CEOC’s common stock to qualified institutional buyers and CEOC granted 86,936 shares of its common stock to employees. We allocated $869 million of accumulated stockholders’ deficit to the noncontrolling interests’ ownership in CEOC based upon the noncontrolling interests’ ownership share as of December 31, 2014, which included $744 million for the allocation of noncontrolling interest resulting from sales and conveyances of CEOC stock.
[4]	Adoption of Accounting Standards Update No. 2016-09, Compensation-Stock Compensation. See Note 14.